Condensed Consolidated Statements of Operations (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Total Patient Revenue			$ 786,025	$ 15,000
Operating expenses:
Patient expenses			63,216	4,266
Salaries and benefits			967,627	33,589
Advertising and marketing			119,867	25,000
General and administrative			465,740	21,192
Depreciation and amortization			65,895
Total operating expenses			1,701,092	234,047
Operating (loss) income			(915,067)	(219,047)
Other income (expense):
Interest income			14,821	4
Gain on disposal of assets			(2,744)
Interest expense			(27,151)
Total other income (expense)			(15,074)	4
Net (loss) income			(57,181)	(380,797)
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Total Patient Revenue	$ 980,209	$ 1,153,815	4,960,132	3,311,884
Operating expenses:
Patient expenses	138,853	126,320	648,479	581,008
Salaries and benefits	651,282	564,616	2,334,770	1,999,455
Advertising and marketing	44,817	40,511	142,642	126,419
General and administrative	203,376	208,985	885,273	509,360
Depreciation and amortization	59,752	33,621	197,945	139,614
Total operating expenses	1,098,080	974,053	4,209,109	3,355,856
Operating (loss) income	(117,871)	179,762	751,023	(43,972)
Other income (expense):
Interest income	4,096			586
Gain on disposal of assets		74,120	(569,617)
Interest expense	(3,395)	(22,010)	(37,229)	(41,100)
Total other income (expense)	701	52,110	(606,846)	(40,514)
Net (loss) income	(117,170)	231,872	144,177	(84,486)
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Contractual Adjustments [Member]
Total Patient Revenue	(1,845,047)	(1,776,260)	(8,298,287)	(11,678,158)
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Patient Revenues [Member]
Total Patient Revenue	$ 2,825,256	$ 2,930,075	$ 13,258,419	$ 14,990,042